Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of breakdown of software cost, accumulated amortization, additions, sales and disposals for intangible assets
A breakdown of software cost, accumulated amortization, additions, sales and disposals of intangible assets is as follows:

Costs:
Balance as of January 1, 2020	14,401
Additions	1,311
Disposals	(1)
Balance as of December 31, 2020	15,711
Additions	353
Disposals	(6,278)
Balance as of December 31, 2021	9,786
Additions	1,070
Balance as of December 31, 2022	10,856

Accumulated amortization:
Balance as of January 1, 2020	12,974
Amortization	753
Balance as of December 31, 2020	13,727
Amortization	742
Disposals	(6,278)
Balance as of December 31, 2021	8,191
Amortization	561
Balance as of December 31, 2022	8,752

Carrying amounts as of:
December 31, 2022	2,104
December 31, 2021	1,595
December 31, 2020	1,984